VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Business - In-Force [Member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Business [Line Items]
Acquired value of in-force non-participating investment contracts	£ 271	£ 306
Value of in-force insurance and investment contracts	4,491	4,533
Total value of in-force business	£ 4,762	£ 4,839